SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Details 1
Options to purchase shares of common stock	$ 7,530	[1]	$ 4,959	[1]	$ 7,530	$ 4,959
Series A Convertible Preferred Stock	50,000,000	[2]	50,000,000	[2]	50,000,000	50,000,000
Total potentially dilutive shares	50,007,530		50,004,959		50,007,530	50,004,959

[1]	* Options to purchase shares are calculated in accordance with employment agreements.
[2]	**-Total potentially dilutive shares reflects a 10 for 1 conversion into common shares per its designation.